SIGNIFICANT ACCOUNTING POLICIES (Detail)		3 Months Ended		12 Months Ended
	Feb. 05, 2020 USD ($)	Mar. 31, 2020 USD ($) Property	Mar. 31, 2019 USD ($)	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares
Significant Account Policies [Line Items]
Cash equivalents		$ 6,100,000		$ 5,700,000
Restricted cash		$ 2,900,000		4,700,000
Number of real estate properties held for sale | Property		3
Asset impairment charge		$ 0			$ 532,951
Amortization of above and below market rents				$ 131,000	826,000
Remaining term of in-place leases (in years)				10 years
Amortization expense related to in-place leases, unamortized lease origination costs and tenant relationships				$ 413,000	569,000
Impairment of definite lived assets				274,000	415,000
Impairment of indefinite lived assets				0	0
Impairment of goodwill				0	0
Depreciation expense				7,400,000	9,100,000
Cash balances may exceed federally insured limit				250,000
Deposits in financial institutions that exceeded the federally insurable limits				8,600,000
Loss on federal deposit insurance corporation				0
Allowance for uncollectible accounts				21,000	60,000
Net deferred leasing costs				2,054,000	2,097,000
Amortization of deferred leasing costs				646,000	510,000
Unamortized deferred financing costs				1,066,000	1,427,000
Amortization of financing costs		$ 363,183	$ 227,374	$ 965,239	$ 675,087
Percentage of distributed taxable income to qualify as REIT		90.00%		90.00%
Income tax description		We have elected to be taxed as a REIT under Sections 856 through 860 of the Internal Revenue Code ("Code"), for federal income tax purposes. To maintain our qualification as a REIT, we are required to distribute at least 90% of our REIT taxable income to our stockholders and meet the various other requirements imposed by the Code relating to such matters as operating results, asset holdings, distribution levels and diversity of stock ownership.		We have elected to be taxed as a REIT under Sections 856 through 860 of the Internal Revenue Code (the "Code"), for federal income tax purposes. To maintain our qualification as a REIT, we are required to distribute at least 90% of our REIT taxable income to our stockholders and meet the various other requirements imposed by the Code relating to such matters as operating results, asset holdings, distribution levels and diversity of stock ownership.
Basic and diluted net income (loss) per share | $ / shares				$ (0.03)	$ 0.19
Anti-dilutive shares included in computation of diluted earnings per share | shares					733,944
Anti-dilutive shares excluded from computation of diluted earnings per share | shares				746,517
Gain (loss) on sale of property				$ 6,300,000
Right-of-use assets				661,000
Lease liabilities				661,000
Mortgage Payable
Significant Account Policies [Line Items]
Amortization of financing costs				470,000	$ 529,000
Polar Multi Strategy Master Fund | Notes Payable to Banks
Significant Account Policies [Line Items]
Unamortized deferred financing costs				748,000
Amortization of financing costs		$ 280,000		373,000
Series B Preferred Stock
Significant Account Policies [Line Items]
Unamortized deferred financing costs				0	122,000
Series B Preferred Stock | Mortgage Payable
Significant Account Policies [Line Items]
Amortization of financing costs				$ 122,000	147,000
Building and Building Improvements
Significant Account Policies [Line Items]
Estimated useful life				39 years
Assets Leased to Others | Minimum
Significant Account Policies [Line Items]
Estimated useful life				1 year
Assets Leased to Others | Maximum
Significant Account Policies [Line Items]
Estimated useful life				10 years
Furniture and Fixtures | Minimum
Significant Account Policies [Line Items]
Estimated useful life				4 years
Furniture and Fixtures | Maximum
Significant Account Policies [Line Items]
Estimated useful life				5 years
Waterman Plaza
Significant Account Policies [Line Items]
Asset impairment charge				$ 0	$ 533,000
Centennial Tech Center | Subsequent Event
Significant Account Policies [Line Items]
Proceeds from sale of property	$ 15,000,000
Gain (loss) on sale of property	$ 4,300,000
Federal
Significant Account Policies [Line Items]
Net operating losses carry-forwards				$ 3,900,000